PROPERTY AND EQUIPMENT, NET - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 45,774	$ 23,748	$ 35,289
Impairment loss of property, equipment's and leasehold improvements	5,364	1,290	$ 688
Amount of accumulated impairment loss written off	$ 5,579	$ 1,982